Not FDIC Insured May Lose Value No Bank Guarantee

Schedules of Investments
(unaudited)
Franklin Floating Rate Income Fund 2
Franklin Floating Rate Master Series 12
Notes to Schedules of Investments 29

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), October 31, 2022
Franklin Floating Rate Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 8.7%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 21,799
Machinery 0.5%
a
UTEX Industries, Inc. .................................. United States 32,616 2,234,196
Oil, Gas & Consumable Fuels 8.2%
b
Quarternorth Energy Holding, Inc. ......................... United States 331,161 40,622,361
Road & Rail 0.0%
a,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 —
Total Common Stocks (Cost $42,868,126) ......................................
42,878,356
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 156,448
a
Total Preferred Stocks (Cost $281,502) .........................................
156,448
Warrants
Warrants 3.0%
Machinery 0.0%
†
a,c
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 28,527
Oil, Gas & Consumable Fuels 3.0%
a,b
Quarternorth Energy Holding, Inc., 2/01/49 .................. United States 119,957 14,714,705
Total Warrants (Cost $14,454,819) .............................................
14,743,232
Principal
Amount
*
Corporate Bonds 2.8%
Road & Rail 2.8%
c,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 14,108,720 13,946,467
Total Corporate Bonds (Cost $17,638,017) ......................................
13,946,467
Senior Floating Rate Interests 78.0%
e
Aerospace & Defense 1.4%
d
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 7,057,649 6,041,630
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 7.254%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 619,905 583,333
2020 Term Loan, B2, 7.254%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 333,282 313,620
6,938,583
a a a a a a
e
Airlines 4.5%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 8.993% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ....... United States 1,931,462 1,915,943
Air Canada , Term Loan , 6.421% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 2,735,006 2,675,465
American Airlines, Inc. , 2018 Replacement Term Loan , 5.346% ,
( 1-month USD LIBOR + 1.75% ), 6/27/25 .................. United States 8,694,938 8,242,280
Kestrel Bidco, Inc. , Term Loan , 5.993% , ( 1-month USD LIBOR +
3% ), 12/11/26 ...................................... Canada 4,061,988 3,567,644

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Airlines (continued)
United AirLines, Inc. , Term Loan, B , 8.108% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 6,112,705 $ 5,983,238
22,384,570
a a a a a a
e
Auto Components 2.9%
Adient US LLC , Term Loan, B1 , 7.004% , ( 1-month USD LIBOR +
3.25% ), 4/10/28 ..................................... United States 2,406,863 2,333,454
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 7.062% ,
( 1-month USD LIBOR + 3.75%; 3-month USD LIBOR + 3.75% ),
10/04/28 .......................................... United States 401,513 366,094
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 8.368%, (6-month SOFR + 5%),
3/30/27 ........................................... United States 5,455,475 5,185,429
Second Lien, 2021 Term Loan, 11.871%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 2,000,000 1,800,000
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
8.254% , ( 1-month USD LIBOR + 4.5% ), 11/09/27 ............ United States 3,083,034 2,815,843
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
6.924% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 ........... United States 1,921,674 1,892,051
14,392,871
a a a a a a
e
Automobiles 0.7%
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
6.884% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 1,461,435 1,331,550
Thor Industries, Inc. , USD Term Loan, B1 , 6.813% , ( 1-month USD
LIBOR + 3% ), 2/01/26 ................................ United States 2,181,192 2,164,157
3,495,707
a a a a a a
Banks 0.0%
†
e
Finastra Ltd. , First Lien, Dollar Term Loan , 6.871% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 2,752 2,499
e
Beverages 0.9%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 6.8% ,
( 1-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,624,500 2,500,905
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 7.174% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 2,068,588 1,850,104
4,351,009
a a a a a a
Building Products 1.2%
e,f
Quikrete Holdings, Inc. , First Lien, Fourth Amendment Term Loan,
B1 , 6.115% , ( 1-month USD LIBOR + 3% ), 6/11/28 ........... United States 6,289,173 6,141,535
Capital Markets 1.3%
e
Citadel Securities LP ,
2021 CME Term Loan, 5.649%, (1-month SOFR + 2.5%), 2/02/28 United States 3,011,359 2,990,973
CME Term Loan, B 1, 6.149%, (1-month SOFR + 3%), 2/02/28 .. United States 414,000 412,621
e
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 7.254% , ( 1-month USD LIBOR + 3.5% ), 4/07/28 .... United States 488,663 456,658
e
Jane Street Group LLC , Dollar Term Loan , 5.865% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 1,307,438 1,272,772
Osmosis Buyer Ltd. ,
e
2022 Refinancing CME Term Loan, B, 6.858%, (1-month SOFR +
3.75%), 7/31/28 ..................................... United Kingdom 496,153 462,767
f,g
CME Term Loan, TBD, 7/31/28 .......................... United Kingdom 834,802 778,799
6,374,590
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Chemicals 5.4%
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan , 7.424% ,
( 3-month USD LIBOR + 3.75% ), 12/12/25 ................. United States 1,603,001 $ 1,478,368
CPC Acquisition Corp. , First Lien, Initial Term Loan , 7.424% ,
( 3-month USD LIBOR + 3.75% ), 12/29/27 ................. United States 926,113 737,533
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 7.254% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 2,741,833 2,587,263
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 7.413%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 3,221,925 2,759,579
Second Lien, Initial CME Term Loan, 11.005%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 1,325,581 1,067,093
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 6.504% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 5,424,373 5,117,570
INEOS US Finance LLC , New 2024 Dollar Term Loan , 5.754% ,
( 1-month USD LIBOR + 2% ), 4/01/24 ..................... Luxembourg 1,984,375 1,971,625
LSF11 A5 Holdco LLC , CME Term Loan , 7.343% , ( 1-month SOFR +
3.5% ), 10/15/28 ..................................... United States 359,444 342,820
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 7.254% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 621,425 582,002
PMHC II, Inc. , Initial CME Term Loan, B , 8.494% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 5,002,236 3,919,577
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
8.415% , ( 3-month USD LIBOR + 4% ), 3/16/27 .............. United States 5,145,128 4,858,930
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 6.378% ,
( 1-month USD LIBOR + 3.25% ), 8/02/28 .................. United States 1,297,321 1,234,725
26,657,085
a a a a a a
e
Commercial Services & Supplies 4.7%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 7.504% ,
( 1-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 3,279,573 2,985,149
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 7.392% , ( 3-month SOFR + 4%; 6-month SOFR + 4% ),
2/15/29 ........................................... United States 689,273 669,166
APX Group, Inc. , Initial Term Loan , 6.734% , ( 3-month USD LIBOR +
2.25%; 3-month USD LIBOR + 3.25% ), 7/10/28 ............. United States 4,036,300 3,724,435
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 7.553% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 1,650,249 1,586,648
Madison IAQ LLC , Term Loan , 6.815% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 1,098,473 996,556
Pitney Bowes, Inc. , Refinancing Term Loan, B , 7.76% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 9,744,406 8,818,688
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 6.505% , ( 3-month USD LIBOR + 2.75% ), 9/23/26 United States 3,853,867 3,805,694
Spin Holdco, Inc. , Initial Term Loan , 7.144% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,058,077 935,298
23,521,634
a a a a a a
Communications Equipment 0.5%
e
CommScope, Inc. , Initial Term Loan , 7.004% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 2,386,461 2,282,054
Construction & Engineering 0.4%
e
USIC Holdings, Inc. , First Lien, Initial Term Loan , 7.254% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 2,079,699 1,981,558
e
Containers & Packaging 1.8%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
7.504% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 ........... United States 2,813,255 2,732,697

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Containers & Packaging (continued)
Kleopatra Finco SARL , USD Term Loan, B , 8.259% , ( 6-month SOFR
+ 4.75% ), 2/12/26 ................................... Luxembourg 2,780,210 $ 2,351,599
Mauser Packaging Solutions Holding Co. , Initial Term Loan , 6.378% ,
( 1-month USD LIBOR + 3.25% ), 4/03/24 .................. United States 1,033,040 985,262
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 6.719% , ( 1-month USD
LIBOR + 3.5% ), 9/24/28 ............................... United States 2,977,444 2,896,636
8,966,194
a a a a a a
e
Diversified Financial Services 1.4%
Mercury Borrower, Inc. ,
First Lien, Initial Term Loan, 7.188%, (3-month USD LIBOR +
3.5%), 8/02/28 ...................................... United States 850,043 799,041
Second Lien, Initial Term Loan, 10.25%, (3-month USD LIBOR +
6.5%), 8/02/29 ...................................... United States 500,000 447,500
MPH Acquisition Holdings LLC , Initial Term Loan , 7.32% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 1,829,011 1,703,266
Red Planet Borrower LLC , Initial Term Loan , 7.504% , ( 1-month USD
LIBOR + 3.75% ), 10/02/28 ............................. United States 1,146,575 708,417
Verscend Holding Corp. , Term Loan, B1 , 7.754% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 3,494,644 3,457,513
7,115,737
a a a a a a
e
Diversified Telecommunication Services 0.7%
Altice France SA , USD Incremental Term Loan, B13 , 6.905% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 498,015 457,967
Global Tel*Link Corp. , First Lien, Term Loan , 8.477% , ( 3-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 3,709,108 3,248,381
3,706,348
a a a a a a
Electrical Equipment 0.3%
e
AZZ, Inc. , Initial CME Term Loan , 7.085% , ( 1-month SOFR + 4.25%;
3-month SOFR + 4.25% ), 5/13/29 ....................... United States 1,463,882 1,454,733
e
Entertainment 0.6%
Banijay Entertainment SAS , USD Term Loan, B , 6.878% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 988,142 963,285
Playtika Holding Corp. , Term Loan, B1 , 6.504% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 1,837,649 1,791,828
2,755,113
a a a a a a
Food & Staples Retailing 1.0%
e
GNC Holdings, Inc. , Second Lien, Term Loan , 9.48% , ( 1-month USD
LIBOR + 6% ), 10/07/26 ............................... United States 5,729,397 5,218,535
e
Food Products 0.7%
B&G Foods, Inc. , Tranche Term Loan, B4 , 6.254% , ( 1-month USD
LIBOR + 2.5% ), 10/10/26 .............................. United States 2,900,000 2,748,214
Primary Products Finance LLC , CME Term Loan, B , 7.709% ,
( 3-month SOFR + 4% ), 4/01/29 ......................... United States 846,969 824,075
3,572,289
a a a a a a
e
Health Care Equipment & Supplies 0.5%
Medline Borrower LP , Initial Dollar Term Loan , 7.004% , ( 1-month
USD LIBOR + 3.25% ), 10/23/28 ......................... United States 1,764,722 1,625,750
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 8.924% , ( 3-month USD LIBOR +
5.25% ), 12/15/27 .................................... United States 752,027 676,667
2,302,417
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Health Care Providers & Services 6.3%
ADMI Corp. , Amendment No. 4 Refinancing Term Loan , 7.129% ,
( 1-month USD LIBOR + 3.375% ), 12/23/27 ................ United States 3,200,760 $ 2,864,680
Aveanna Healthcare LLC ,
First Lien, 2021 Extended Term Loan, 7.322%, (1-month USD
LIBOR + 3.75%), 7/17/28 .............................. United States 1,724,479 1,394,241
h
First Lien, Delayed Draw New Term Loan, 7.322%, (1-month USD
LIBOR + 3.75%), 7/17/28 .............................. United States 121,224 98,010
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 7.98% ,
( 3-month SOFR + 5.25% ), 2/11/28 ....................... United States 1,236,559 1,173,958
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 7.239% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 3,249,947 3,171,948
Dermatology Intermediate Holdings III, Inc. ,
Closing Date CME Term Loan, 7.979%, (1-month SOFR + 4.25%),
4/02/29 ........................................... United States 942,496 909,509
h
Delayed Draw CME Term Loan, 7.979%, (1-month SOFR +
4.25%), 4/02/29 ..................................... United States 85,392 82,403
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 7.615% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 2,529,831 2,361,446
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 7.754%, (1-month USD LIBOR + 4%),
12/18/28 .......................................... United States 227,289 216,493
Second Lien, Initial Term Loan, 10.504%, (1-month USD LIBOR +
6.75%), 12/17/29 .................................... United States 763,254 659,833
Global Medical Response, Inc. , 2018 New Term Loan , 8.004% ,
( 1-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 2,026,299 1,579,257
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan ,
6.377% , ( 3-month USD LIBOR + 3.5% ), 11/01/28 ............ United States 1,104,491 1,067,904
National Mentor Holdings, Inc. , Second Lien, Initial Term Loan ,
10.93% , ( 3-month USD LIBOR + 7.25% ), 3/02/29 ............ United States 2,000,000 1,375,000
Pacific Dental Services LLC , Term Loan , 6.98% , ( 1-month USD
LIBOR + 3.5% ), 5/05/28 ............................... United States 1,459,566 1,417,604
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
7.424% , ( 3-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 1,385,918 1,254,256
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 7.254% ,
( 1-month USD LIBOR + 3.5% ), 3/05/26 ................... United States 2,228,414 2,146,063
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 6.365% , ( 1-month
USD LIBOR + 3.25% ), 11/15/28 ......................... United States 834,661 805,765
Radiology Partners, Inc. , First Lien, Term Loan, B , 7.825% , ( 1-month
USD LIBOR + 4.25% ), 7/09/25 .......................... United States 3,680,774 2,976,163
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 7.378% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 1,953,141 1,858,541
U.S. Renal Care, Inc. , Initial Term Loan , 8.115% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 3,756,473 2,352,491
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 7.754% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 1,711,745 1,669,490
31,435,055
a a a a a a
Health Care Technology 0.2%
e
athenahealth Group, Inc. , Initial CME Term Loan , 6.967% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 843,533 772,888
e
Hotels, Restaurants & Leisure 3.3%
d
24 Hour Fitness Worldwide, Inc. , Term Loan , 13.642% , PIK,
( 3-month USD LIBOR + 5% ), 12/29/25 .................... United States 4,242,266 436,600
Bally's Corp. , Term Loan, B , 6.55% , ( 1-month USD LIBOR + 3.25% ),
10/02/28 .......................................... United States 6,911,184 6,440,809
Flutter Entertainment plc , Third Amendment CME Term Loan, 2028
B , 6.781% , ( 3-month SOFR + 3.25% ), 7/22/28 .............. Ireland 353,107 349,134

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 6.754% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 2,731,268 $ 2,693,372
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 6.208% ,
( 1-month SOFR + 3% ), 12/15/27 ........................ United States 721,014 703,529
Penn National Gaming, Inc. , CME Term Loan, B , 6.579% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 655,226 646,793
Raptor Acquisition Corp. , First Lien, Term Loan, B , 7.602% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 1,780,029 1,734,780
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 7.097% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 3,576,320 3,376,064
16,381,081
a a a a a a
Household Durables 0.6%
e
Astro One Acquisition Corp. , First Lien, Term Loan, B , 9.174% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 3,716,913 2,982,822
Insurance 3.4%
e
Acrisure LLC ,
First Lien, 2020 Term Loan, 7.254%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 1,807,557 1,683,287
First Lien, 2021-1 Additional Term Loan, 7.504%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 1,676,548 1,567,053
First Lien, 2021-2 Additional Term Loan, 8.004%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 559,935 533,103
e
Alliant Holdings Intermediate LLC , New Term Loan, B4 , 6.98% ,
( 1-month USD LIBOR + 3.5% ), 11/05/27 .................. United States 1,393,705 1,347,908
e
AssuredPartners, Inc. ,
2020 CME Term Loan, 7.229%, (1-month SOFR + 3.5%), 2/12/27 United States 1,589,759 1,520,708
2020 February Refinancing Term Loan, 7.254%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 2,326,488 2,224,704
2021 Term Loan, 7.254%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 698,590 667,677
e
Asurion LLC ,
New CME Term Loan, B 10, 7.653%, (1-month SOFR + 4%),
8/19/28 ........................................... United States 475,000 428,806
Second Lien, New Term Loan, B4, 9.004%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 9,070,140 6,364,200
g
HUB International Ltd. , Term Loan , TBD, 10/30/28 ............. United States 646,552 620,690
16,958,136
a a a a a a
IT Services 5.7%
e
Aptean Acquiror, Inc. , First Lien, Initial Term Loan , 7.32% , ( 3-month
USD LIBOR + 4.25% ), 4/23/26 .......................... United States 3,250,875 3,120,840
e
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 8.174%, (3-month USD LIBOR +
4.5%), 11/01/24 ..................................... United States 5,455,056 4,574,582
Second Lien, Initial Term Loan, 12.665%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 8,250,876
e
Barracuda Parent LLC , First Lien, Initial CME Term Loan , 8.229% ,
( 1-month SOFR + 4.5% ), 8/15/29 ........................ United States 1,813,392 1,739,849
e
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 7.674% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 2,956,235 2,817,662
f,g
Go Daddy Operating Co. LLC , CME Term Loan , TBD, 10/19/29 ... United States 396,825 393,766
e
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 7.924% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 2,036,726 1,965,440
e
Peraton Corp. , First Lien, Term Loan, B , 7.504% , ( 1-month USD
LIBOR + 3.75% ), 2/01/28 .............................. United States 3,457,884 3,336,858

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
IT Services (continued)
e
Thrasio LLC , Initial Term Loan , 11.17% , ( 3-month USD LIBOR + 7% ),
12/18/26 .......................................... United States 2,221,734 $ 1,988,452
28,188,325
a a a a a a
Leisure Products 0.1%
e
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 6.741% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 314,366 292,842
Life Sciences Tools & Services 0.3%
e
ICON plc ,
Term Loan, 5.938%, (3-month USD LIBOR + 2.25%), 7/03/28 ... United States 1,029,001 1,020,192
U.S. Term Loan, 5.938%, (3-month USD LIBOR + 2.25%), 7/03/28 United States 256,376 254,182
1,274,374
a a a a a a
e
Machinery 1.1%
ASP Blade Holdings, Inc. , Initial Term Loan , 7.674% , ( 3-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 667,730 544,200
Tiger Acquisition LLC , First Lien, Initial Term Loan , 6.365% , ( 1-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 2,525,126 2,365,576
TK Elevator Midco GmbH , USD Term Loan, B1 , 6.871% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 2,508,224 2,386,738
5,296,514
a a a a a a
e
Media 5.0%
Cengage Learning, Inc. , First Lien, Term Loan, B , 7.814% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 3,258,890 2,893,618
CSC Holdings LLC , March 2017 Refinancing Term Loan , 5.662% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 8,066,217 7,831,813
Diamond Sports Group LLC , Second Lien, CME Term Loan , 6.458% ,
( 1-month SOFR + 3.25% ), 8/24/26 ....................... United States 1,840,040 368,008
Gray Television, Inc. , Term Loan, D , 6.128% , ( 1-month USD LIBOR +
3% ), 12/01/28 ...................................... United States 3,960,075 3,913,069
McGraw-Hill Education, Inc. , Initial Term Loan , 8.315% , ( 3-month
USD LIBOR + 4.75% ), 7/28/28 .......................... United States 2,607,060 2,422,610
Radiate Holdco LLC , Amendment No. 6 Term Loan , 7.004% ,
( 1-month USD LIBOR + 3.25% ), 9/25/26 .................. United States 801,199 735,601
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 7.004%,
(1-month USD LIBOR + 3.25%), 3/15/26 .................. United States 1,279,047 1,242,677
First Lien, Initial Term Loan, B, 7.004%, (1-month USD LIBOR +
3.25%), 1/31/29 ..................................... United States 1,990,000 1,917,862
Virgin Media Bristol LLC , Term Loan, Q , 6.662% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,556,664 3,510,979
24,836,237
a a a a a a
Metals & Mining 0.1%
e
U.S. Silica Co. , Term Loan , 7.813% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 311,528 303,229
Personal Products 0.7%
e
Sunshine Luxembourg VII SARL , Term Loan, B3 , 7.424% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 3,506,600 3,345,893
e
Pharmaceuticals 4.0%
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
8.624% , ( 1-month SOFR + 5.25% ), 2/01/27 ................ United States 3,596,662 2,702,676
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
5.754% , ( 1-month USD LIBOR + 2% ), 11/15/27 ............. Spain 3,400,000 3,269,525

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 7.254% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 7,791,792 $ 7,712,082
Organon & Co. , Dollar Term Loan , 6.188% , ( 3-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 4,881,447 4,775,177
Perrigo Co. plc , Initial CME Term Loan, B , 6.329% , ( 1-month SOFR
+ 2.5% ), 4/20/29 .................................... United States 1,182,798 1,169,492
19,628,952
a a a a a a
e
Professional Services 0.4%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 7.51% , ( 1-month
USD LIBOR + 3.75% ), 3/06/28 .......................... United States 1,407,118 1,365,489
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 6.365% ,
( 1-month USD LIBOR + 3.25% ), 9/29/28 .................. United States 782,714 761,189
2,126,678
a a a a a a
Real Estate Management & Development 0.0%
†
e
Cushman & Wakefield U.S. Borrower LLC , Replacement Term Loan ,
6.504% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 218,295 213,967
e
Road & Rail 1.7%
Avis Budget Car Rental LLC ,
CME Term Loan, C, 7.329%, (1-month SOFR + 3.5%), 3/16/29 .. United States 2,390,494 2,373,569
New Term Loan, B, 5.51%, (1-month USD LIBOR + 1.75%),
8/06/27 ........................................... United States 5,377,842 5,203,062
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 8.004% ,
( 1-month USD LIBOR + 4.25% ), 12/15/28 ................. United States 1,086,337 844,529
8,421,160
a a a a a a
Semiconductors & Semiconductor Equipment 0.5%
e
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B , 6.317% ,
( 1-month SOFR + 2.75% ), 8/17/29 ....................... United States 2,650,000 2,600,551
e
Software 7.4%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 8.117% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 2,933,332 2,327,731
Cloudera, Inc. ,
First Lien, Initial Term Loan, 6.865%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 2,754,646 2,565,264
Second Lien, Initial Term Loan, 9.115%, (1-month USD LIBOR +
6%), 10/08/29 ...................................... United States 672,004 559,444
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 6.865% ,
( 1-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 608,857 511,948
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 6.903%, (3-month SOFR + 4%),
10/16/26 .......................................... United States 710,750 686,169
Second Lien, First Amendment Refinancing Term Loan, 9.903%,
(3-month USD LIBOR + 7%), 2/19/29 ..................... United States 1,180,457 1,106,088
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 7.424% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 1,066,650 1,035,984
Epicor Software Corp. , Term Loan, C , 7.004% , ( 1-month USD LIBOR
+ 3.25% ), 7/30/27 ................................... United States 1,774,886 1,693,685
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 7.754% , ( 1-month USD LIBOR + 4% ), 12/01/27 ........ United States 1,884,619 1,841,631
GoTo Group, Inc. , First Lien, Initial Term Loan , 8.322% , ( 1-month
USD LIBOR + 4.75% ), 8/31/27 .......................... United States 4,635,305 2,982,031
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 7.254%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 1,555,768 1,521,199

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Software (continued)
Hyland Software, Inc., (continued)
Second Lien, 2021 Refinancing Term Loan, 10.004%, (1-month
USD LIBOR + 6.25%), 7/07/25 .......................... United States 83,333 $ 80,125
Idera, Inc. , First Lien, Term Loan, B1 , 7.5% , ( 3-month USD LIBOR +
3.75% ), 3/02/28 ..................................... United States 3,855,248 3,539,117
IGT Holding IV AB , Term Loan, B2 , 7.074% , ( 3-month USD LIBOR +
3.4% ), 3/31/28 ...................................... Sweden 1,116,912 1,083,405
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 7.332%,
(3-month USD LIBOR + 4.25%), 12/01/27 ................. United States 2,169,336 1,636,298
First Lien, First Amendment Term Loan, 7.144%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 247,857 185,480
McAfee Corp. , CME Term Loan, B1 , 6.87% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 2,372,422 2,178,678
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 6.734%, (3-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 3,448,917 3,095,592
Second Lien, Initial Term Loan, 9.57%, (3-month USD LIBOR +
6.5%), 10/15/29 ..................................... United States 428,571 345,536
Polaris Newco LLC , First Lien, Dollar Term Loan , 7.674% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 2,797,788 2,563,473
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.494% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 1,734,428 1,291,169
Rocket Software, Inc. , First Lien, Initial Term Loan , 8.004% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 2,324,690 2,257,135
UKG, Inc. , Second Lien, 2021 Incremental Term Loan , 8.998% ,
( 3-month USD LIBOR + 5.25% ), 5/03/27 .................. United States 723,473 670,417
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 8.358% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 788,219 679,185
36,436,784
a a a a a a
e
Specialty Retail 4.9%
Evergreen AcqCo 1 LP , Initial Term Loan , 9.174% , ( 3-month USD
LIBOR + 5.5% ), 4/26/28 ............................... United States 4,623,814 4,461,980
Great Outdoors Group LLC , Term Loan, B2 , 7.504% , ( 1-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 2,794,150 2,639,075
Michaels Cos., Inc. (The) , Term Loan, B , 7.924% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 3,176,461 2,465,744
Park River Holdings, Inc. , First Lien, Initial Term Loan , 6.993% ,
( 3-month USD LIBOR + 3.25% ), 12/28/27 ................. United States 2,366,457 2,014,020
RealTruck Group, Inc. , Initial Term Loan , 7.254% , ( 1-month USD
LIBOR + 3.5% ), 1/31/28 ............................... United States 7,367,491 6,370,117
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
7.079% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 2,700,000 2,565,000
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 7.782% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,831,787 1,600,002
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 7.479% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 2,031,300 1,927,835
24,043,773
a a a a a a
Technology Hardware, Storage & Peripherals 0.7%
e
Magenta Buyer LLC , First Lien, Initial Term Loan , 9.17% , ( 3-month
USD LIBOR + 4.75% ), 7/27/28 .......................... United States 3,976,356 3,494,223
Textiles, Apparel & Luxury Goods 0.3%
e
Tory Burch LLC , Initial Term Loan, B , 6.754% , ( 1-month USD LIBOR
+ 3% ), 4/16/28 ...................................... United States 1,596,030 1,466,855

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 35 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Transportation Infrastructure 0.4%
First Student Bidco, Inc. ,
Initial Term Loan, B, 6.642%, (3-month USD LIBOR + 3%), 7/21/28 United States 566,227 $ 534,275
Initial Term Loan, C, 6.642%, (3-month USD LIBOR + 3%), 7/21/28 United States 210,589 198,706
LaserShip, Inc. , First Lien, Initial Term Loan , 7.377% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 1,339,833 1,071,866
1,804,847
a a a a a a
Total Senior Floating Rate Interests (Cost $420,867,060) .........................
385,920,247
Total Long Term Investments (Cost $496,109,524) ...............................
457,644,750
a
Short Term Investments 3.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.3%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 16,089,419 16,089,419
Total Money Market Funds (Cost $16,089,419) ..................................
16,089,419
Total Short Term Investments (Cost $16,089,419 ) ................................
16,089,419
a
Total Investments (Cost $512,198,943) 95.8% ...................................
$473,734,169
Other Assets, less Liabilities 4.2% .............................................
21,240,818
Net Assets 100.0% ...........................................................
$494,974,987
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
h
See Note 4 regarding unfunded loan commitments.
i
See Note 5 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), October 31, 2022
Franklin Floating Rate Master Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 8,246,441 1.52
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 25,742 0.01
a
Oil & Gas Exploration & Production
Quarternorth Energy Holding, Inc. ................. United States 111,779 13,711,539 2.53
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 — 0.00
a
Total Common Stocks (Cost $25,422,296) ...............................
21,983,722 4.06
Management Investment Companies
Asset Management & Custody Banks
c
Franklin Floating Rate Income Fund ............... United States 461,717 3,481,343 0.64
c
Franklin Senior Loan ETF ....................... United States 445,971 10,310,849 1.91
Invesco Senior Loan ETF ....................... United States 117,471 2,433,999 0.45
16,226,191 3.00
Total Management Investment Companies (Cost $18,335,424) .............
16,226,191 3.00
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 184,740 0.03
a
Total Preferred Stocks (Cost $332,425) ..................................
184,740 0.03
Warrants
a a a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 3,275 0.00
†
Total Warrants (Cost $–) ...............................................
3,275 0.00
†
Principal
Amount
*
a
Corporate Bonds
Airlines
d
American Airlines Inc/AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 1,621,684 0.30
d
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,218,552 0.22
d
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 1,165,000 1,065,413 0.20
3,905,649 0.72
Broadcasting
d
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 387,164 0.07
Cable & Satellite
d
Directv Financing LLC / Directv Financing Co-Obligor,
Inc., Senior Secured Note, 144A, 5.875%, 8/15/27 ... United States 2,100,000 1,895,155 0.35
d
Radiate Holdco LLC / Radiate Finance, Inc., Senior
Secured Note, 144A, 4.5%, 9/15/26 .............. United States 600,000 508,212 0.10
2,403,367 0.45

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Casinos & Gaming
d
International Game Technology plc, Senior Secured Note,
144A, 5.25%, 1/15/29 ......................... United States 900,000 $ 837,270 0.16
Communications Equipment
d
CommScope, Inc., Senior Secured Note, 144A, 4.75%,
9/01/29 ................................... United States 692,300 586,461 0.11
Construction Materials
d
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 639,627 0.12
Diversified Chemicals
d
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 957,330 0.18
Environmental & Facilities Services
d
GFL Environmental, Inc., Senior Secured Note, 144A,
3.5%, 9/01/28 .............................. Canada 900,000 765,400 0.14
Independent Power Producers & Energy Traders
d
Calpine Corp., Senior Secured Note, 144A, 4.5%, 2/15/28 United States 1,800,000 1,620,545 0.30
Integrated Telecommunication Services
d
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 604,000 0.11
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 970,820 0.18
1,574,820 0.29
Investment Banking & Brokerage
d
Jane Street Group / JSG Finance, Inc., Senior Secured
Note, 144A, 4.5%, 11/15/29 .................... United States 800,000 708,916 0.13
Metal & Glass Containers
d
Ardagh Packaging Finance plc / Ardagh Holdings USA,
Inc., Senior Secured Note, 144A, 4.125%, 8/15/26 ... United States 1,900,000 1,637,905 0.30
Movies & Entertainment
d
Banijay Entertainment SASU, Senior Secured Note,
144A, 5.375%, 3/01/25 ........................ France 500,000 464,055 0.09
Multi-line Insurance
d
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 433,224 0.08
Office Services & Supplies
Pitney Bowes, Inc., Senior Bond, 4.625%, 3/15/24 ..... United States 314,000 287,432 0.06
Oil & Gas Equipment & Services
d
Weatherford International Ltd., Senior Secured Note,
144A, 6.5%, 9/15/28 ......................... United States 241,100 230,639 0.04
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Note, 4.625%, 10/15/28 .. United States 450,000 416,050 0.08
Paper Packaging
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 328,644 0.06
d
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC, Senior Secured Note, 144A, 4%,
10/15/27 .................................. United States 800,000 710,080 0.13
1,038,724 0.19

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Specialized Consumer Services
d
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,200,000 $ 661,454 0.12
Specialized Finance
d
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 392,312 0.07
Specialty Chemicals
d
ASP Unifrax Holdings, Inc., Senior Secured Note, 144A,
5.25%, 9/30/28 ............................. United States 645,200 514,654 0.09
Specialty Stores
d
99 Escrow Issuer, Inc., Senior Secured Note, 144A, 7.5%,
1/15/26 ................................... United States 600,000 342,790 0.06
Trucking
d
First Student Bidco, Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 407,500 0.07
b,e
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 10,602,411 1.96
11,009,911 2.03
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 286,949 0.05
Total Corporate Bonds (Cost $37,561,472) ...............................
32,102,648 5.93
Senior Floating Rate Interests
Advertising
f
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
7.913% , ( 1-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5% ), 8/21/26 ....................... United States 2,571,400 2,362,178 0.44
f
Aerospace & Defense
e
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 4,311,003 3,690,391 0.68
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 7.254%, (1-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 584,237 549,770 0.10
2020 Term Loan, B2, 7.254%, (1-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 314,106 295,575 0.06
4,535,736 0.84
a a a a a a
Air Freight & Logistics
f
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 ,
7.504% , ( 1-month USD LIBOR + 3.75% ), 3/24/26 .... United States 2,948,799 2,827,529 0.52
f
Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 8.993% , ( 3-month USD LIBOR +
4.75% ), 4/20/28 ............................. United States 1,513,781 1,501,618 0.27
Air Canada , Term Loan , 6.421% , ( 3-month USD LIBOR +
3.5% ), 8/11/28 .............................. Canada 2,486,017 2,431,897 0.45
American Airlines, Inc. , 2018 Replacement Term Loan ,
5.346% , ( 1-month USD LIBOR + 1.75% ), 6/27/25 .... United States 4,116,653 3,902,340 0.72
Kestrel Bidco, Inc. , Term Loan , 5.993% , ( 1-month USD
LIBOR + 3% ), 12/11/26 ....................... Canada 4,674,728 4,105,814 0.76

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Airlines (continued)
United AirLines, Inc. , Term Loan, B , 8.108% , ( 3-month
USD LIBOR + 3.75% ), 4/21/28 .................. United States 3,368,768 $ 3,297,417 0.61
15,239,086 2.81
a a a a a a
f
Airport Services
First Student Bidco, Inc. ,
Initial Term Loan, B, 6.642%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 1,790,004 1,688,994 0.31
Initial Term Loan, C, 6.642%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 665,733 628,165 0.12
LaserShip, Inc. , First Lien, Initial Term Loan , 7.377% ,
( 3-month USD LIBOR + 4.5% ), 5/07/28 ........... United States 2,744,624 2,195,699 0.40
4,512,858 0.83
a a a a a a
Alternative Carriers
f
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
6.754% , ( 1-month USD LIBOR + 3% ), 3/09/27 ...... United States 623,553 508,040 0.09
f
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
9.174% , ( 3-month USD LIBOR + 5.5% ), 12/19/25 .... United States 1,998,223 1,942,433 0.36
Tory Burch LLC , Initial Term Loan, B , 6.754% , ( 1-month
USD LIBOR + 3% ), 4/16/28 .................... United States 1,531,394 1,407,451 0.26
3,349,884 0.62
a a a a a a
f
Application Software
Central Parent, Inc. , Initial CME Term Loan, B , 8.112% ,
( 3-month SOFR + 4.5% ), 7/06/29 ................ United States 617,143 605,571 0.11
Cloudera, Inc. ,
First Lien, Initial Term Loan, 6.865%, (1-month USD
LIBOR + 3.75%), 10/08/28 ..................... United States 2,527,567 2,353,797 0.43
Second Lien, Initial Term Loan, 9.115%, (1-month USD
LIBOR + 6%), 10/08/29 ....................... United States 918,595 764,730 0.14
Cornerstone OnDemand, Inc. , First Lien, Initial Term
Loan , 6.865% , ( 1-month USD LIBOR + 3.75% ),
10/16/28 .................................. United States 1,780,407 1,497,029 0.28
ECI Macola/MAX Holding LLC , First Lien, Initial Term
Loan , 7.424% , ( 3-month USD LIBOR + 3.75% ),
11/09/27 .................................. United States 2,436,426 2,366,379 0.44
Epicor Software Corp. , Term Loan, C , 7.004% , ( 1-month
USD LIBOR + 3.25% ), 7/30/27 .................. United States 3,448,302 3,290,542 0.61
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar Term Loan , 7.754% , ( 1-month USD LIBOR +
4% ), 12/01/27 .............................. United States 5,728,007 5,597,351 1.03
GoTo Group, Inc. , First Lien, Initial Term Loan , 8.322% ,
( 1-month USD LIBOR + 4.75% ), 8/31/27 .......... United States 2,173,150 1,398,053 0.26
IGT Holding IV AB , Term Loan, B2 , 7.074% , ( 3-month
USD LIBOR + 3.4% ), 3/31/28 ................... Sweden 1,209,827 1,173,532 0.22
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 6.734%, (3-month USD
LIBOR + 3.75%), 10/15/28 ..................... United States 2,882,722 2,587,402 0.48
Second Lien, Initial Term Loan, 9.57%, (3-month USD
LIBOR + 6.5%), 10/15/29 ...................... United States 142,857 115,179 0.02
Polaris Newco LLC , First Lien, Dollar Term Loan , 7.674% ,
( 3-month USD LIBOR + 4% ), 6/02/28 ............. United States 4,095,500 3,752,502 0.69
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 6.998%,
(3-month USD LIBOR + 3.25%), 5/04/26 .......... United States 1,927,323 1,864,145 0.35

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Application Software (continued)
UKG, Inc. (continued)
First Lien, Initial Term Loan, 7.504%, (1-month USD
LIBOR + 3.75%), 5/04/26 ...................... United States 1,625,996 $ 1,584,972 0.29
Second Lien, 2021 Incremental Term Loan, 8.998%,
(3-month USD LIBOR + 5.25%), 5/03/27 .......... United States 1,182,315 1,095,610 0.20
30,046,794 5.55
a a a a a a
f
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 7.254% , ( 1-month USD LIBOR
+ 3.5% ), 4/07/28 ............................ United States 3,253,294 3,040,220 0.56
Russell Investments US Institutional Holdco, Inc. , 2025
Term Loan , 7.254% , ( 1-month USD LIBOR + 3.5% ),
5/30/25 ................................... United States 941,523 870,104 0.16
3,910,324 0.72
a a a a a a
f
Auto Parts & Equipment
g
Adient US LLC , Term Loan, B1 , 7.004% , ( 1-month USD
LIBOR + 3.25% ), 4/10/28 ...................... United States 3,331,731 3,230,113 0.60
Clarios Global LP , First Lien, Amendment No. 1 Dollar
Term Loan , 7.004% , ( 1-month USD LIBOR + 3.25% ),
4/30/26 ................................... United States 1,800,349 1,754,638 0.32
DexKo Global, Inc. , First Lien, Closing Date Term Loan ,
7.062% , ( 1-month USD LIBOR + 3.75%; 3-month USD
LIBOR + 3.75% ), 10/04/28 ..................... United States 3,055,112 2,785,606 0.52
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 8.368%, (6-month
SOFR + 5%), 3/30/27 ......................... United States 2,810,774 2,671,641 0.49
Second Lien, 2021 Term Loan, 11.871%, (3-month USD
LIBOR + 8.5%), 3/30/28 ....................... United States 1,871,447 1,684,302 0.31
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 8.254% , ( 1-month USD LIBOR + 4.5% ),
11/09/27 .................................. United States 2,483,756 2,268,501 0.42
TI Group Automotive Systems LLC , Refinancing U.S.
Term Loan , 6.924% , ( 3-month USD LIBOR + 3.25% ),
12/16/26 .................................. United States 1,584,168 1,559,749 0.29
15,954,550 2.95
a a a a a a
Automobile Manufacturers
f
American Trailer World Corp. , First Lien, Initial CME Term
Loan , 6.884% , ( 1-month SOFR + 3.75% ), 3/03/28 ... United States 3,170,567 2,888,783 0.53
Automotive Retail
f
RealTruck Group, Inc. , Initial Term Loan , 7.254% ,
( 1-month USD LIBOR + 3.5% ), 1/31/28 ........... United States 3,897,625 3,369,984 0.62
Brewers
f
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 6.8% , ( 1-month USD LIBOR + 3.5% ), 4/05/28 .. United States 1,332,796 919,629 0.17
f
Broadcasting
Diamond Sports Group LLC , Second Lien, CME Term
Loan , 6.458% , ( 1-month SOFR + 3.25% ), 8/24/26 ... United States 1,940,026 388,005 0.07
Gray Television, Inc. ,
Term Loan, B2, 5.625%, (1-month USD LIBOR + 2.5%),
2/07/24 ................................... United States 744,095 744,795 0.14
Term Loan, D, 6.128%, (1-month USD LIBOR + 3%),
12/01/28 .................................. United States 1,673,699 1,653,832 0.30

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Broadcasting (continued)
iHeartCommunications, Inc. , New Term Loan , 6.754% ,
( 1-month USD LIBOR + 3% ), 5/01/26 ............. United States 833,333 $ 789,150 0.14
Nexstar Media, Inc. , Term Loan, B4 , 6.254% , ( 1-month
USD LIBOR + 2.5% ), 9/18/26 ................... United States 975,281 967,557 0.18
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan,
7.004%, (1-month USD LIBOR + 3.25%), 3/15/26 .... United States 1,039,341 1,009,787 0.19
First Lien, Initial Term Loan, B, 7.004%, (1-month USD
LIBOR + 3.25%), 1/31/29 ...................... United States 2,692,989 2,595,369 0.48
8,148,495 1.50
a a a a a a
Building Products
f
Cornerstone Building Brands, Inc. , Term Loan, B , 6.589% ,
( 1-month USD LIBOR + 3.25% ), 4/12/28 .......... United States 943,081 796,168 0.15
f
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
5.662% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 2,627,666 2,551,306 0.47
Radiate Holdco LLC , Amendment No. 6 Term Loan ,
7.004% , ( 1-month USD LIBOR + 3.25% ), 9/25/26 .... United States 2,846,428 2,613,376 0.48
Virgin Media Bristol LLC , Term Loan, Q , 6.662% ,
( 1-month USD LIBOR + 3.25% ), 1/31/29 .......... United States 1,788,848 1,765,870 0.33
6,930,552 1.28
a a a a a a
f
Casinos & Gaming
Bally's Corp. , Term Loan, B , 6.55% , ( 1-month USD
LIBOR + 3.25% ), 10/02/28 ..................... United States 4,323,494 4,029,237 0.74
Caesars Resort Collection LLC ,
Term Loan, B, 6.504%, (1-month USD LIBOR + 2.75%),
12/23/24 .................................. United States 2,899,129 2,871,703 0.53
Term Loan, B1, 7.254%, (1-month USD LIBOR + 3.5%),
7/21/25 ................................... United States 761,290 755,648 0.14
Fertitta Entertainment LLC , Initial CME Term Loan, B ,
7.729% , ( 1-month SOFR + 4% ), 1/27/29 .......... United States 2,549,556 2,398,494 0.44
Flutter Entertainment plc , Third Amendment CME Term
Loan, 2028 B , 6.781% , ( 3-month SOFR + 3.25% ),
7/22/28 ................................... Ireland 423,729 418,962 0.08
Penn National Gaming, Inc. , CME Term Loan, B , 6.579% ,
( 1-month SOFR + 2.75% ), 5/03/29 ............... United States 1,368,077 1,350,470 0.25
Raptor Acquisition Corp. , First Lien, Term Loan, B ,
7.602% , ( 3-month USD LIBOR + 4% ), 11/01/26 ..... United States 3,243,228 3,160,785 0.58
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 7.097% , ( 3-month SOFR + 3.5% ),
4/04/29 ................................... United States 3,503,315 3,307,147 0.61
Scientific Games International, Inc. , Initial CME Term
Loan, B , 6.402% , ( 1-month SOFR + 3% ), 4/14/29 .... United States 1,702,709 1,683,911 0.31
19,976,357 3.68
a a a a a a
Commodity Chemicals
f
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan ,
7.254% , ( 1-month USD LIBOR + 3.5% ), 3/16/25 ..... United States 2,511,145 2,369,579 0.44
Communications Equipment
f
CommScope, Inc. , Initial Term Loan , 7.004% , ( 1-month
USD LIBOR + 3.25% ), 4/06/26 .................. United States 2,531,539 2,420,785 0.45
f
Construction & Engineering
USIC Holdings, Inc. , First Lien, Initial Term Loan , 7.254% ,
( 1-month USD LIBOR + 3.5% ), 5/12/28 ........... United States 2,441,024 2,325,832 0.43

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Construction & Engineering (continued)
Zekelman Industries, Inc. , 2020 Term Loan , 5.604% ,
( 3-month USD LIBOR + 2% ), 1/24/27 ............. United States 1,394,613 $ 1,358,004 0.25
3,683,836 0.68
a a a a a a
Construction Machinery & Heavy Trucks
f
ASP Blade Holdings, Inc. , Initial Term Loan , 7.674% ,
( 3-month USD LIBOR + 4% ), 10/13/28 ............ United States 3,551,027 2,894,087 0.53
Diversified Banks
f
Finastra Ltd. , First Lien, Dollar Term Loan , 6.871% ,
( 3-month USD LIBOR + 3.5% ), 6/13/24 ........... United Kingdom 1,517,816 1,378,261 0.25
f
Diversified Chemicals
LSF11 A5 Holdco LLC , CME Term Loan , 7.343% ,
( 1-month SOFR + 3.5% ), 10/15/28 ............... United States 1,816,978 1,732,943 0.32
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 7.254% , ( 1-month USD LIBOR + 3.5% ),
6/30/27 ................................... United States 834,216 781,294 0.14
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 8.415% , ( 3-month USD LIBOR + 4% ),
3/16/27 ................................... United States 2,383,218 2,250,651 0.42
4,764,888 0.88
a a a a a a
Diversified Metals & Mining
f
U.S. Silica Co. , Term Loan , 7.813% , ( 1-month USD
LIBOR + 4% ), 5/01/25 ........................ United States 196,043 190,820 0.04
f
Diversified Support Services
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, 3 , 7.392% , ( 3-month SOFR + 4%;
6-month SOFR + 4% ), 2/15/29 .................. United States 4,765,120 4,626,122 0.85
CCI Buyer, Inc. , First Lien, Initial CME Term Loan ,
7.553% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 2,304,933 2,216,101 0.41
Spin Holdco, Inc. , Initial Term Loan , 7.144% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 2,754,255 2,434,651 0.45
9,276,874 1.71
a a a a a a
Drug Retail
f
GNC Holdings, Inc. , Second Lien, Term Loan , 9.48% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 4,949,533 4,508,208 0.84
f
Education Services
KUEHG Corp. , Term Loan, B3 , 7.504% , ( 1-month USD
LIBOR + 3.75% ), 2/21/25 ...................... United States 3,373,115 3,240,063 0.60
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 7.586% , ( 3-month USD LIBOR + 3.25% ),
3/13/25 ................................... United States 1,427,385 1,368,505 0.25
4,608,568 0.85
a a a a a a
Environmental & Facilities Services
f
Madison IAQ LLC , Term Loan , 6.815% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 2,678,473 2,429,965 0.45
Food Retail
f
Shearer's Foods LLC , First Lien, Refinancing Term Loan ,
7.254% , ( 1-month USD LIBOR + 3.5% ), 9/23/27 ..... United States 710,015 661,649 0.12
f
Health Care Equipment
Medline Borrower LP , Initial Dollar Term Loan , 7.004% ,
( 1-month USD LIBOR + 3.25% ), 10/23/28 ......... United States 3,378,307 3,112,265 0.58

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Health Care Equipment (continued)
US Radiology Specialists, Inc. (US Outpatient
Imaging Services, Inc.) , Closing Date Term Loan ,
8.924% , ( 3-month USD LIBOR + 5.25% ), 12/15/27 ... United States 618,125 $ 556,183 0.10
3,668,448 0.68
a a a a a a
f
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 7.129%,
(1-month USD LIBOR + 3.375%), 12/23/27 ........ United States 1,942,654 1,738,675 0.32
Amendment No. 5 Incremental Term Loan, 7.504%,
(1-month USD LIBOR + 3.75%), 12/23/27 ......... United States 383,816 344,715 0.06
Aveanna Healthcare LLC ,
First Lien, 2021 Extended Term Loan, 7.322%,
(1-month USD LIBOR + 3.75%), 7/17/28 .......... United States 2,124,113 1,717,345 0.32
h
First Lien, Delayed Draw New Term Loan, 7.322%,
(1-month USD LIBOR + 3.75%), 7/17/28 .......... United States 149,317 120,723 0.02
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B ,
7.98% , ( 3-month SOFR + 5.25% ), 2/11/28 ......... United States 645,161 612,500 0.11
Dermatology Intermediate Holdings III, Inc. ,
Closing Date CME Term Loan, 7.979%, (1-month SOFR
+ 4.25%), 4/02/29 ........................... United States 796,944 769,050 0.14
h
Delayed Draw CME Term Loan, 7.979%, (1-month
SOFR + 4.25%), 4/02/29 ...................... United States 72,205 69,678 0.01
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 7.754%, (1-month USD
LIBOR + 4%), 12/18/28 ....................... United States 1,770,913 1,686,795 0.31
Second Lien, Initial Term Loan, 10.504%, (1-month
USD LIBOR + 6.75%), 12/17/29 ................. United States 974,112 842,119 0.16
Global Medical Response, Inc. , 2018 New Term Loan ,
8.004% , ( 1-month USD LIBOR + 4.25% ), 3/14/25 .... United States 1,002,883 781,627 0.14
Medical Solutions Holdings, Inc. , First Lien, Initial Term
Loan , 6.377% , ( 3-month USD LIBOR + 3.5% ), 11/01/28 United States 2,485,203 2,402,880 0.44
Pacific Dental Services LLC , Term Loan , 6.98% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ................... United States 736,272 715,104 0.13
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 7.424% , ( 3-month USD LIBOR + 3.75% ),
3/31/27 ................................... United States 2,220,871 2,009,888 0.37
Phoenix Newco, Inc. , First Lien, Initial Term Loan ,
6.365% , ( 1-month USD LIBOR + 3.25% ), 11/15/28 ... United States 2,501,803 2,415,190 0.45
16,226,289 2.98
a a a a a a
f
Health Care Services
CNT Holdings I Corp. , First Lien, Initial CME Term Loan ,
7.239% , ( 3-month SOFR + 3.5% ), 11/08/27 ........ United States 2,532,670 2,471,886 0.46
eResearchTechnology, Inc. , First Lien, Initial Term Loan ,
7.615% , ( 1-month USD LIBOR + 4.5% ), 2/04/27 ..... United States 2,176,254 2,031,402 0.38
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 9.434%, (1-month USD
LIBOR + 3.75%; 3-month USD LIBOR + 3.75%),
3/02/28 ................................... United States 3,136,638 2,251,604 0.42
First Lien, Initial Term Loan, C, 7.43%, (3-month USD
LIBOR + 3.75%), 3/02/28 ...................... United States 100,015 71,795 0.01
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
7.254% , ( 1-month USD LIBOR + 3.5% ), 3/05/26 ..... United States 1,606,240 1,546,882 0.29
Radiology Partners, Inc. , First Lien, Term Loan, B ,
7.825% , ( 1-month USD LIBOR + 4.25% ), 7/09/25 .... United States 3,252,299 2,629,711 0.49

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Health Care Services (continued)
Team Health Holdings, Inc. , Extended CME Term Loan ,
8.979% , ( 1-month SOFR + 5.25% ), 3/02/27 ........ United States 1,233,891 $ 1,033,384 0.19
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 7.378% , ( 1-month USD LIBOR + 4.25% ),
10/01/28 .................................. United States 1,671,322 1,590,372 0.29
U.S. Renal Care, Inc. , Initial Term Loan , 8.115% ,
( 1-month USD LIBOR + 5% ), 6/26/26 ............. United States 1,422,998 891,153 0.16
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
7.754% , ( 1-month USD LIBOR + 4% ), 10/22/26 ..... United States 5,813,476 5,669,970 1.05
20,188,159 3.74
a a a a a a
Health Care Technology
f
athenahealth Group, Inc. , Initial CME Term Loan , 6.967% ,
( 1-month SOFR + 3.5% ), 2/15/29 ................ United States 5,373,489 4,923,460 0.91
Heavy Electrical Equipment
f
AZZ, Inc. , Initial CME Term Loan , 7.085% , ( 1-month
SOFR + 4.25%; 3-month SOFR + 4.25% ), 5/13/29 ... United States 1,955,071 1,942,852 0.36
f
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
6.993% , ( 3-month USD LIBOR + 3.25% ), 12/28/27 ... United States 2,409,811 2,050,918 0.38
White Cap Supply Holdings LLC , Initial Closing Date
CME Term Loan , 7.479% , ( 1-month SOFR + 3.75% ),
10/19/27 .................................. United States 1,424,090 1,351,554 0.25
3,402,472 0.63
a a a a a a
f
Homefurnishing Retail
Evergreen AcqCo 1 LP , Initial Term Loan , 9.174% ,
( 3-month USD LIBOR + 5.5% ), 4/26/28 ........... United States 2,560,974 2,471,339 0.46
Restoration Hardware, Inc. ,
2022 Incremental CME Term Loan, 7.079%, (1-month
SOFR + 3.25%), 10/20/28 ..................... United States 1,300,000 1,235,000 0.23
Initial Term Loan, 6.254%, (1-month USD LIBOR +
2.5%), 10/20/28 ............................. United States 1,237,500 1,160,620 0.21
4,866,959 0.90
a a a a a a
Hotels, Resorts & Cruise Lines
f
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
6.754% , ( 1-month USD LIBOR + 3% ), 8/02/28 ...... United States 3,111,021 3,067,856 0.57
Household Products
f,g
Energizer Holdings, Inc. , 2020 Term Loan , 5.875% ,
( 1-month USD LIBOR + 2.25% ), 12/22/27 ......... United States 709,296 688,017 0.13
f
Housewares & Specialties
Astro One Acquisition Corp. , First Lien, Term Loan, B ,
9.174% , ( 3-month USD LIBOR + 5.5% ), 9/15/28 ..... United States 2,580,500 2,070,851 0.38
Hunter Douglas Holding BV , CME Term Loan, B1 , 6.34% ,
( 3-month SOFR + 3.5% ), 2/26/29 ................ Netherlands 798,000 666,498 0.13
2,737,349 0.51
a a a a a a
f
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 7.51% ,
( 1-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 2,383,110 2,312,606 0.43
CHG Healthcare Services, Inc. , First Lien, Initial Term
Loan , 6.365% , ( 1-month USD LIBOR + 3.25% ), 9/29/28 United States 2,240,422 2,178,811 0.40
4,491,417 0.83
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Industrial Machinery
Tiger Acquisition LLC , First Lien, Initial Term Loan ,
6.365% , ( 1-month USD LIBOR + 3.25% ), 6/01/28 .... United States 2,049,037 $ 1,919,568 0.36
TK Elevator Midco GmbH , USD Term Loan, B1 , 6.871% ,
( 6-month USD LIBOR + 3.5% ), 7/30/27 ........... Germany 2,562,642 2,438,521 0.45
4,358,089 0.81
a a a a a a
Insurance Brokers
f
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 7.004%, (1-month USD LIBOR
+ 3.25%), 5/09/25 ........................... United States 2,109,416 2,051,903 0.38
New Term Loan, B4, 6.98%, (1-month USD LIBOR +
3.5%), 11/05/27 ............................. United States 1,694,399 1,638,721 0.30
f
AssuredPartners, Inc. ,
2020 CME Term Loan, 7.229%, (1-month SOFR +
3.5%), 2/12/27 .............................. United States 1,293,500 1,237,317 0.23
2020 February Refinancing Term Loan, 7.254%,
(1-month USD LIBOR + 3.5%), 2/12/27 ........... United States 2,992,262 2,861,350 0.53
2021 Term Loan, 7.254%, (1-month USD LIBOR +
3.5%), 2/12/27 .............................. United States 612,433 585,333 0.10
i
HUB International Ltd. , Term Loan , TBD, 10/30/28 ..... United States 362,069 347,586 0.06
8,722,210 1.60
a a a a a a
f
Integrated Telecommunication Services
Altice France SA , USD Incremental Term Loan, B13 ,
6.905% , ( 3-month USD LIBOR + 4% ), 8/14/26 ...... France 1,152,795 1,060,093 0.20
Global Tel*Link Corp. ,
First Lien, Term Loan, 8.477%, (3-month USD LIBOR +
4.25%), 11/29/25 ............................ United States 5,497,965 4,815,035 0.89
Second Lien, CME Term Loan, 14.094%, (3-month
SOFR + 10%), 11/29/26 ....................... United States 2,479,737 2,048,263 0.38
7,923,391 1.47
a a a a a a
Interactive Home Entertainment
f
Playtika Holding Corp. , Term Loan, B1 , 6.504% , ( 1-month
USD LIBOR + 2.75% ), 3/13/28 .................. United States 1,741,162 1,697,746 0.31
Internet & Direct Marketing Retail
f
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 7.504%,
(1-month USD LIBOR + 3.75%), 9/13/24 .......... United States 1,168,814 1,128,636 0.21
First Lien, Amendment No. 2 Initial Term Loan, 7.504%,
(1-month USD LIBOR + 3.75%), 9/13/24 .......... United States 1,206,518 1,165,122 0.21
2,293,758 0.42
a a a a a a
Internet Services & Infrastructure
f
Arches Buyer, Inc. , Refinancing Term Loan , 7.004% ,
( 1-month USD LIBOR + 3.25% ), 12/06/27 ......... United States 983,935 874,575 0.16
f
Barracuda Parent LLC , First Lien, Initial CME Term Loan ,
8.229% , ( 1-month SOFR + 4.5% ), 8/15/29 ......... United States 2,063,966 1,980,262 0.37
g,i
Go Daddy Operating Co. LLC , CME Term Loan , TBD,
10/19/29 .................................. United States 269,841 267,761 0.05
f
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
7.924% , ( 3-month USD LIBOR + 4.25% ), 8/19/28 .... United Kingdom 1,872,334 1,806,802 0.33
f
Knot Worldwide, Inc. (The) , First Lien, Amendment No.
3 CME Term Loan , 8.329% , ( 1-month SOFR + 4.5% ),
12/19/25 .................................. United States 686,020 674,015 0.12

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Internet Services & Infrastructure (continued)
f
Thrasio LLC , Initial Term Loan , 11.17% , ( 3-month USD
LIBOR + 7% ), 12/18/26 ....................... United States 888,693 $ 795,380 0.15
6,398,795 1.18
a a a a a a
Investment Banking & Brokerage
f
Citadel Securities LP ,
2021 CME Term Loan, 5.649%, (1-month SOFR +
2.5%), 2/02/28 .............................. United States 1,777,975 1,765,938 0.33
CME Term Loan, B 1, 6.149%, (1-month SOFR + 3%),
2/02/28 ................................... United States 480,000 478,401 0.09
f
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 6.784% , ( 1-month SOFR + 3.75% ),
4/09/27 ................................... United States 4,192,848 3,974,296 0.73
f
Jane Street Group LLC , Dollar Term Loan , 5.865% ,
( 1-month USD LIBOR + 2.75% ), 1/26/28 .......... United States 1,326,362 1,291,194 0.24
Osmosis Buyer Ltd. ,
f
2022 Refinancing CME Term Loan, B, 6.858%,
(1-month SOFR + 3.75%), 7/31/28 ............... United Kingdom 1,117,375 1,042,187 0.19
g,i
CME Term Loan, TBD, 7/31/28 .................. United Kingdom 995,556 928,768 0.17
9,480,784 1.75
a a a a a a
f
IT Consulting & Other Services
Aptean Acquiror, Inc. , First Lien, Initial Term Loan , 7.32% ,
( 3-month USD LIBOR + 4.25% ), 4/23/26 .......... United States 2,600,857 2,496,823 0.46
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 8.174%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 4,375,376 3,669,169 0.68
Second Lien, Initial Term Loan, 12.665%, (3-month
USD LIBOR + 8.25%), 11/01/25 ................. United States 125,000 93,437 0.02
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
7.674% , ( 3-month USD LIBOR + 4% ), 10/01/27 ..... United States 5,449,258 5,193,824 0.96
Peraton Corp. , First Lien, Term Loan, B , 7.504% ,
( 1-month USD LIBOR + 3.75% ), 2/01/28 .......... United States 5,181,664 5,000,306 0.92
Sitel Worldwide Corp. , Initial Dollar Term Loan , 7.51% ,
( 1-month USD LIBOR + 3.75% ), 8/28/28 .......... France 2,007,934 1,981,580 0.37
18,435,139 3.41
a a a a a a
Leisure Facilities
e,f,g
24 Hour Fitness Worldwide, Inc. , Term Loan , 13.642% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ........ United States 8,129,451 850,955 0.16
f
Leisure Products
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 6.741% , ( 1-month
USD LIBOR + 3.5% ), 12/16/24 .................. United States 2,020,259 1,881,932 0.35
Motion Acquisition Ltd. ,
Term Loan, B1, 6.924%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 2,377,428 2,256,215 0.41
Term Loan, B2, 6.924%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 338,931 321,650 0.06
4,459,797 0.82
a a a a a a
Life Sciences Tools & Services
f
ICON plc ,
Term Loan, 5.938%, (3-month USD LIBOR + 2.25%),
7/03/28 ................................... United States 1,807,604 1,792,131 0.33

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Life Sciences Tools & Services (continued)
f
ICON plc (continued)
U.S. Term Loan, 5.938%, (3-month USD LIBOR +
2.25%), 7/03/28 ............................. United States 450,366 $ 446,510 0.08
2,238,641 0.41
a a a a a a
Metal & Glass Containers
f
Mauser Packaging Solutions Holding Co. , Initial Term
Loan , 6.378% , ( 1-month USD LIBOR + 3.25% ), 4/03/24 United States 3,394,136 3,237,157 0.60
f
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
6.314% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 640,051 456,677 0.09
Banijay Entertainment SAS , USD Term Loan, B , 6.878% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .......... France 2,299,120 2,241,285 0.41
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
6.51% , ( 1-month USD LIBOR + 2.75% ), 5/18/25 ..... United States 615,926 602,261 0.11
3,300,223 0.61
a a a a a a
Multi-line Insurance
f
Acrisure LLC ,
First Lien, 2020 Term Loan, 7.254%, (1-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 2,617,888 2,437,908 0.45
First Lien, 2021-1 Additional Term Loan, 7.504%,
(1-month USD LIBOR + 3.75%), 2/15/27 .......... United States 774,783 724,182 0.13
First Lien, 2021-2 Additional Term Loan, 8.004%,
(1-month USD LIBOR + 4.25%), 2/15/27 .......... United States 763,462 726,877 0.14
3,888,967 0.72
a a a a a a
Office Services & Supplies
f
Pitney Bowes, Inc. , Refinancing Term Loan, B , 7.76% ,
( 1-month USD LIBOR + 4% ), 3/17/28 ............. United States 4,542,165 4,110,659 0.76
Other Diversified Financial Services
f
Mercury Borrower, Inc. , First Lien, Initial Term Loan ,
7.188% , ( 3-month USD LIBOR + 3.5% ), 8/02/28 ..... United States 2,228,365 2,094,663 0.39
f
Packaged Foods & Meats
B&G Foods, Inc. , Tranche Term Loan, B4 , 6.254% ,
( 1-month USD LIBOR + 2.5% ), 10/10/26 .......... United States 588,235 557,447 0.10
Primary Products Finance LLC , CME Term Loan, B ,
7.709% , ( 3-month SOFR + 4% ), 4/01/29 .......... United States 687,931 669,336 0.13
1,226,783 0.23
a a a a a a
f
Paper Packaging
Charter Next Generation, Inc. , First Lien, 2021 Initial
Term Loan , 7.504% , ( 1-month USD LIBOR + 3.75% ),
12/01/27 .................................. United States 2,365,104 2,297,380 0.42
Kleopatra Finco SARL , USD Term Loan, B , 8.259% ,
( 6-month SOFR + 4.75% ), 2/12/26 ............... Luxembourg 3,330,733 2,817,251 0.52
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 6.719% ,
( 1-month USD LIBOR + 3.5% ), 9/24/28 ........... United States 2,381,955 2,317,308 0.43
7,431,939 1.37
a a a a a a
f
Personal Products
Conair Holdings LLC , First Lien, Initial Term Loan ,
7.424% , ( 3-month USD LIBOR + 3.75% ), 5/17/28 .... United States 4,037,054 3,425,622 0.63
Coty, Inc. , USD Term Loan, B , 5.448% , ( 1-month USD
LIBOR + 2.25% ), 4/07/25 ...................... United States 831,237 814,026 0.15

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Personal Products (continued)
Sunshine Luxembourg VII SARL , Term Loan, B3 , 7.424% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 4,434,597 $ 4,231,360 0.78
8,471,008 1.56
a a a a a a
f
Pharmaceuticals
Bausch Health Cos., Inc. , Second Amendment CME Term
Loan , 8.624% , ( 1-month SOFR + 5.25% ), 2/01/27 ... United States 639,453 480,510 0.09
Grifols Worldwide Operations Ltd. , Dollar Tranche
Term Loan, B , 5.754% , ( 1-month USD LIBOR + 2% ),
11/15/27 .................................. Spain 800,000 769,300 0.14
Jazz Pharmaceuticals plc , Initial Dollar Term Loan ,
7.254% , ( 1-month USD LIBOR + 3.5% ), 5/05/28 ..... United States 3,027,838 2,996,864 0.55
Organon & Co. , Dollar Term Loan , 6.188% , ( 3-month
USD LIBOR + 3% ), 6/02/28 .................... United States 2,062,923 2,018,014 0.37
Perrigo Co. plc , Initial CME Term Loan, B , 6.329% ,
( 1-month SOFR + 2.5% ), 4/20/29 ................ United States 1,227,050 1,213,246 0.23
PetVet Care Centers LLC , First Lien, 2021 First Lien
Replacement Term Loan , 7.254% , ( 1-month USD
LIBOR + 3.5% ), 2/14/25 ....................... United States 3,113,688 2,926,867 0.54
10,404,801 1.92
a a a a a a
Property & Casualty Insurance
f
Asurion LLC ,
New Term Loan, B8, 7.004%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 2,590,887 2,308,727 0.43
Second Lien, New Term Loan, B3, 9.004%, (1-month
USD LIBOR + 5.25%), 1/31/28 .................. United States 2,652,263 1,881,462 0.35
Second Lien, New Term Loan, B4, 9.004%, (1-month
USD LIBOR + 5.25%), 1/20/29 .................. United States 2,248,036 1,577,368 0.29
5,767,557 1.07
a a a a a a
f
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B ,
7.814% , ( 3-month USD LIBOR + 4.75% ), 7/14/26 .... United States 4,250,166 3,773,786 0.70
McGraw-Hill Education, Inc. , Initial Term Loan , 8.315% ,
( 3-month USD LIBOR + 4.75% ), 7/28/28 .......... United States 2,683,326 2,493,480 0.46
6,267,266 1.16
a a a a a a
Real Estate Services
f
Cushman & Wakefield U.S. Borrower LLC , Replacement
Term Loan , 6.504% , ( 1-month USD LIBOR + 2.75% ),
8/21/25 ................................... United States 1,034,091 1,013,590 0.19
Research & Consulting Services
f
Dun & Bradstreet Corp. (The) , Initial Term Loan , 6.846% ,
( 1-month USD LIBOR + 3.25% ), 2/06/26 .......... United States 1,817,543 1,792,552 0.33
f
Restaurants
Flynn Restaurant Group LP , First Lien, 2021 Term Loan ,
8.004% , ( 1-month USD LIBOR + 4.25% ), 11/22/28 ... United States 2,050,978 1,937,323 0.36
IRB Holding Corp. , 2022 Replacement CME Term Loan,
B , 6.208% , ( 1-month SOFR + 3% ), 12/15/27 ....... United States 2,424,680 2,365,881 0.44
Whatabrands LLC , Initial Term Loan, B , 7.004% , ( 1-month
USD LIBOR + 3.25% ), 8/03/28 .................. United States 1,593,796 1,518,417 0.28
5,821,621 1.08
a a a a a a
f
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan ,
7.504% , ( 1-month USD LIBOR + 3.75% ), 5/12/28 .... United States 2,993,375 2,724,645 0.50

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Security & Alarm Services (continued)
APX Group, Inc. , Initial Term Loan , 6.734% , ( 3-month
USD LIBOR + 2.25%; 3-month USD LIBOR + 3.25% ),
7/10/28 ................................... United States 1,215,057 $ 1,121,175 0.21
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 6.505% , ( 3-month USD
LIBOR + 2.75% ), 9/23/26 ...................... United States 2,822,772 2,787,487 0.52
6,633,307 1.23
a a a a a a
Semiconductor Equipment
f
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B ,
6.317% , ( 1-month SOFR + 2.75% ), 8/17/29 ........ United States 500,000 490,670 0.09
f
Soft Drinks
Naked Juice LLC , First Lien, Initial CME Term Loan ,
6.903% , ( 3-month SOFR + 3.25% ), 1/24/29 ........ United States 725,017 664,681 0.12
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
7.174% , ( 3-month USD LIBOR + 3.5% ), 3/31/28 ..... United States 2,529,732 2,262,542 0.42
2,927,223 0.54
a a a a a a
f
Specialized Consumer Services
Pre-Paid Legal Services, Inc. , First Lien, Initial Term
Loan , 6.82% , ( 3-month USD LIBOR + 3.75% ), 12/15/28 United States 572,557 555,681 0.10
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.) ,
2019 Term Loan, 7.504%, (1-month USD LIBOR +
3.75%), 9/03/26 ............................. United States 2,428,217 2,372,064 0.44
Initial Term Loan, 7.004%, (1-month USD LIBOR +
3.25%), 12/31/25 ............................ United States 783,975 757,935 0.14
WW International, Inc. , Initial Term Loan , 7.26% , ( 1-month
USD LIBOR + 3.5% ), 4/13/28 ................... United States 760,362 495,185 0.09
4,180,865 0.77
a a a a a a
f
Specialized Finance
MPH Acquisition Holdings LLC , Initial Term Loan , 7.32% ,
( 3-month USD LIBOR + 4.25% ), 9/01/28 .......... United States 1,932,485 1,799,627 0.33
Red Planet Borrower LLC , Initial Term Loan , 7.504% ,
( 1-month USD LIBOR + 3.75% ), 10/02/28 ......... United States 1,412,719 872,856 0.16
Verscend Holding Corp. , Term Loan, B1 , 7.754% ,
( 1-month USD LIBOR + 4% ), 8/27/25 ............. United States 5,047,294 4,993,666 0.92
7,666,149 1.41
a a a a a a
f
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan ,
7.424% , ( 3-month USD LIBOR + 3.75% ), 12/12/25 ... United States 3,067,389 2,828,900 0.52
CPC Acquisition Corp. , First Lien, Initial Term Loan ,
7.424% , ( 3-month USD LIBOR + 3.75% ), 12/29/27 ... United States 1,171,367 932,848 0.17
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 7.413%, (3-month
SOFR + 4.5%), 3/15/29 ....................... United States 2,593,500 2,221,333 0.41
Second Lien, Initial CME Term Loan, 11.005%,
(1-month SOFR + 7.438%), 3/15/30 .............. United States 837,209 673,953 0.12
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 6.504% , ( 1-month USD LIBOR + 2.75% ), 1/29/26 .. United Kingdom 3,248,166 3,064,450 0.57
PMHC II, Inc. , Initial CME Term Loan, B , 8.494% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 5,400,000 4,231,251 0.78

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Specialty Chemicals (continued)
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan ,
6.378% , ( 1-month USD LIBOR + 3.25% ), 8/02/28 .... United States 1,016 $ 967 0.00
†
13,953,702 2.57
a a a a a a
f
Specialty Stores
Great Outdoors Group LLC , Term Loan, B2 , 7.504% ,
( 1-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 2,324,974 2,195,938 0.41
Michaels Cos., Inc. (The) , Term Loan, B , 7.924% ,
( 3-month USD LIBOR + 4.25% ), 4/15/28 .......... United States 3,184,869 2,472,270 0.46
Petco Health & Wellness Co., Inc. , First Lien, Initial Term
Loan , 6.924% , ( 3-month USD LIBOR + 3.25% ), 3/03/28 United States 2,085,635 2,005,296 0.37
PetSmart LLC , Initial Term Loan , 6.87% , ( 1-month USD
LIBOR + 3.75% ), 2/11/28 ...................... United States 2,487,603 2,400,027 0.44
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 7.782%,
(3-month USD LIBOR + 5%), 4/16/26 ............. United States 1,817,818 1,587,800 0.29
2019 Refinancing New Term Loan, B2, 7.282%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 1,235,265 1,194,607 0.22
Woof Holdings, Inc. , First Lien, Initial Term Loan , 7.315% ,
( 3-month USD LIBOR + 3.75% ), 12/21/27 ......... United States 2,435,124 2,337,719 0.43
14,193,657 2.62
a a a a a a
f
Systems Software
Atlas Purchaser, Inc. , First Lien, Initial Term Loan ,
8.117% , ( 3-month USD LIBOR + 5.25% ), 5/08/28 .... United States 634,133 503,213 0.09
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 6.903%, (3-month
SOFR + 4%), 10/16/26 ........................ United States 5,056,297 4,881,425 0.90
Second Lien, First Amendment Refinancing Term Loan,
9.903%, (3-month USD LIBOR + 7%), 2/19/29 ...... United States 2,050,664 1,921,472 0.36
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 7.254%,
(1-month USD LIBOR + 3.5%), 7/01/24 ........... United States 3,925,984 3,838,749 0.71
Second Lien, 2021 Refinancing Term Loan, 10.004%,
(1-month USD LIBOR + 6.25%), 7/07/25 .......... United States 30,303 29,137 0.00
†
Idera, Inc. , First Lien, Term Loan, B1 , 7.5% , ( 3-month
USD LIBOR + 3.75% ), 3/02/28 .................. United States 2,392,288 2,196,120 0.40
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan,
7.332%, (3-month USD LIBOR + 4.25%), 12/01/27 ... United States 2,577,050 1,943,830 0.36
First Lien, First Amendment Term Loan, 7.144%,
(3-month USD LIBOR + 4%), 12/01/27 ............ United States 92,865 69,494 0.01
McAfee Corp. , CME Term Loan, B1 , 6.87% , ( 1-month
SOFR + 3.75% ), 3/01/29 ...................... United States 2,760,018 2,534,621 0.47
Quest Software US Holdings, Inc. , First Lien, Initial CME
Term Loan , 8.494% , ( 3-month SOFR + 4.25% ), 2/01/29 United States 1,795,500 1,336,633 0.25
Sovos Compliance LLC , First Lien, Initial Term Loan ,
8.254% , ( 1-month USD LIBOR + 4.5% ), 8/11/28 ..... United States 1,722,765 1,671,384 0.31
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien,
Third Amendment Term Loan , 8.358% , ( 3-month USD
LIBOR + 4% ), 4/24/28 ........................ United States 2,564,894 2,210,092 0.41
23,136,170 4.27
a a a a a a
Technology Hardware, Storage & Peripherals
f
Magenta Buyer LLC , First Lien, Initial Term Loan , 9.17% ,
( 3-month USD LIBOR + 4.75% ), 7/27/28 .......... United States 3,692,015 3,244,359 0.60

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Trucking
Avis Budget Car Rental LLC ,
CME Term Loan, C, 7.329%, (1-month SOFR + 3.5%),
3/16/29 ................................... United States 1,393,000 $ 1,383,137 0.26
New Term Loan, B, 5.51%, (1-month USD LIBOR +
1.75%), 8/06/27 ............................. United States 885,577 856,796 0.16
PECF USS Intermediate Holding III Corp. , Initial Term
Loan , 8.004% , ( 1-month USD LIBOR + 4.25% ),
12/15/28 .................................. United States 3,925,748 3,051,916 0.56
5,291,849 0.98
a a a a a a
Total Senior Floating Rate Interests (Cost $483,214,125) ..................
445,073,787 82.19
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $564,865,742) ........................
515,574,363 95.21
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
j
Joint Repurchase Agreement, 2.999%, 11/01/22 (Maturity Value
$12,657,018)
BNP Paribas Securities Corp. (Maturity Value $573,742)
Deutsche Bank Securities, Inc. (Maturity Value $1,180,900)
HSBC Securities (USA), Inc. (Maturity Value $10,902,376)
Collateralized by U.S. Government Agency Securities, 0.38% - 5%,
8/25/25 - 8/20/51; U.S. Treasury Bonds, 6.75%, 8/15/26; and U.S.
Treasury Notes, 2%, 8/15/25 (valued at $12,909,675) ............... 12,655,964 12,655,964 2.34
Total Repurchase Agreements (Cost $12,655,964) ........................
12,655,964 2.34
a a a
Total Short Term Investments (Cost $12,655,964 ) .........................
12,655,964 2.34
a
Total Investments (Cost $577,521,706) ..................................
$528,230,327 97.55
Other Assets, less Liabilities ...........................................
13,280,679 2.45
Net Assets ...........................................................
$541,511,006 100.00

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 35 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 5 regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $20,796,755, representing 3.8% of net assets.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
See Note 4 regarding unfunded loan commitments.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Floating Rate Master Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time or the regularly scheduled close of the
New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2022, investments in “affiliated companies” were as follows:
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At October 31, 2022, unfunded commitments were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Quarternorth Energy
Holding Inc ....... $ 36,551,896 $ —
a
$ — $ — $ 4,070,46 5 $ 40,622,361 331,161 $ 1,397,879
Quarternorth Energy
Holding, Inc., 2/01/49 13,240,254 — — — 1,474,451 14,714,705 119,957 —
Interest
QuarterNorth Energy
Holding Inc.-Initial New
Loan ........... 14,847,707 —
a
(14,153,940) 14,153,940 (14,847,707) —
b
— 406,910
c
Total Affiliated Securities
(Value is 11.2% of Net
Assets) .......... $64,639,857 $— $(14,153,940) $ 14,153,940 $ (9,302,79 1 ) $55,337,066 $1,804,789
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of October 31, 2022, no longer held by the fund.
c
Includes non-cash dividend/interest received.
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
athenahealth Group, Inc. $ 913,043
Aveanna Healthcare LLC 349,279
Dermatology Intermediate Holdings III, Inc. 77,130
Medical Solutions Holdings, Inc. 399,834
Osmosis Buyer Ltd. 226,263
Thrasio LLC 900,000
$ 2,865,549
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
athenahealth Group, Inc. $ 143,330
Aveanna Healthcare LLC 283,565

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2022, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Dermatology Intermediate Holdings III, Inc. $ 91,217
Medical Solutions Holdings, Inc. 177,697
Osmosis Buyer Ltd. 189,728
Thrasio LLC 2,250,000
$ 3,135,537
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 17,187,861 $ 163,756,746 $ (164,855,188) $ — $ — $ 16,089,419 16,089,419 $ 128,069
Total Affiliated Securities ... $17,187,861 $163,756,746 $(164,855,188) $— $— $16,089,419 $128,069
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $3,541,365 $— $— $— $(60,022) $3,481,343 461,717 $66,685
Franklin Senior Loan ETF .... 13,667,837 — (3,104,243) (235,108) (17,637) 10,310,849 445,971 177,444
Total Affiliated Securities ... $17,209,202 $— $(3,104,243) $(235,108) $(77,659) $13,792,192 $244,129
4. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of October 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 21,799 $ — $ 21,799
Machinery ............................ — 2,234,196 — 2,234,196
Oil, Gas & Consumable Fuels ............. — 40,622,361 — 40,622,361
Road & Rail .......................... — — —
a
—
Preferred Stocks ........................ — 156,448 — 156,448
Warrants :
Machinery ............................ — — 28,527 28,527
Oil, Gas & Consumable Fuels ............. — 14,714,705 — 14,714,705
Corporate Bonds ........................ — — 13,946,467 13,946,467
Senior Floating Rate Interests ............... — 385,920,247 — 385,920,247
Short Term Investments ................... 16,089,419 — — 16,089,419
Total Investments in Securities ........... $16,089,419 $443,669,756 $13,974,994 $473,734,169
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 308,910 $ — $ 308,910
Total Other Financial Instruments ......... $— $308,910 $— $308,910
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery .................... $ — $ 8,246,441 $ — $ 8,246,441
Leisure Facilities ....................... — 25,742 — 25,742
Oil & Gas Exploration & Production ......... — 13,711,539 — 13,711,539
Trucking ............................. — — —
a
—
Management Investment Companies :
Asset Management & Custody Banks ....... 12,744,848 3,481,343 — 16,226,191
Preferred Stocks ........................ — 184,740 — 184,740
Warrants .............................. — — 3,275 3,275
Corporate Bonds :
Airlines .............................. — 3,905,649 — 3,905,649
Broadcasting ......................... — 387,164 — 387,164
Cable & Satellite ....................... — 2,403,367 — 2,403,367
Casinos & Gaming ..................... — 837,270 — 837,270
Communications Equipment .............. — 586,461 — 586,461
Construction Materials .................. — 639,627 — 639,627
Diversified Chemicals ................... — 957,330 — 957,330
Environmental & Facilities Services ......... — 765,400 — 765,400
Independent Power Producers & Energy
Traders ............................ — 1,620,545 — 1,620,545
Integrated Telecommunication Services ...... — 1,574,820 — 1,574,820
Investment Banking & Brokerage .......... — 708,916 — 708,916
Metal & Glass Containers ................ — 1,637,905 — 1,637,905
Movies & Entertainment ................. — 464,055 — 464,055
Multi-line Insurance ..................... — 433,224 — 433,224
Office Services & Supplies ............... — 287,432 — 287,432
Oil & Gas Equipment & Services ........... — 230,639 — 230,639
Oil & Gas Storage & Transportation ......... — 416,050 — 416,050
6. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Paper Packaging ...................... $ — $ 1,038,724 $ — $ 1,038,724
Specialized Consumer Services ........... — 661,454 — 661,454
Specialized Finance .................... — 392,312 — 392,312
Specialty Chemicals .................... — 514,654 — 514,654
Specialty Stores ....................... — 342,790 — 342,790
Trucking ............................. — 407,500 10,602,411 11,009,911
Wireless Telecommunication Services ....... — 286,949 — 286,949
Senior Floating Rate Interests ............... — 445,073,787 — 445,073,787
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 12,655,964 — 12,655,964
Total Investments in Securities ........... $12,744,848 $504,879,793 $10,605,686 $528,230,327
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $253,860 $— $253,860
$— $— $— $—
Total Other Financial Instruments ......... $— $253,860 $— $253,860
a
Includes securities determined to have no value at October 31, 2022.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Road & Rail ....... $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Warrants :
Machinery ......... 33,671 — — — — — — (5,144) 28,527 (5,144)
Corporate Bonds :
Road & Rail ....... 12,701,843 — — — — 395,136 — 849,488 13,946,467 849,488
Senior Floating Rate
Interests :
Household Products .. 1,717,329 — (477,266) — — — (12,953,735) 11,713,672 — —
Total Investments in
Securities ............ $14,452,843 $— $(477,266) $— $— $395,136 $(12,953,735) $12,558,016 $13,974,994 $844,344
6. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2022, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Trucking .......... $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Warrants
Industrial Machinery .. 3,866 — — — — — — (591) 3,275 (591)
Corporate Bonds
Trucking .......... 9,656,220 — — — — 276,161 — 670,030 10,602,411 670,030
Senior Floating Rate
Interests
Household Products .. 1,118,494 — (310,842) — — — (8,589,137) 7,781,485 — —
Escrows and Litigation
Trusts ........... —
b
— — — — — — — —
b
—
Total Investments in Securities . $10,778,580 $— $(310,842) $— $— 276,161 (8,589,137) 8,450,924 $10,605,686 $ 669,439
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail................................ $13,946,467 Discounted cash flow Discount rate 16.6% Decrease
Free cash flow $13.9 mil Increase
All Other Investments..................  28,527
b,c
Total.............................................. $13,974,994
Franklin Floating Rate Masters Series
Assets:
Investments in Securities:
Corporate Bonds:
Trucking................................ $10,602,411 Discounted cash flow Discount rate 16.6% Decrease
Free cash flow $10.6 mil Increase
All Other Investments............... 3,275
b,c
Total..................................... $10,605,686
6. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
c
Includes securities determined to have no value at October 31, 2022.
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.